Condensed financial information of Plastec Technologies, Ltd. (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Assets
Cash and cash equivalents	309,862	199,818	219,757	151,304	95,039
Total current assets	700,099	631,588	616,610
Total assets	1,179,142	1,193,729	1,201,927
Liabilities and shareholders’ equity
Total current liabilities	389,268	467,178	440,208
Shareholders’ equity
Ordinary shares (US$0.001 per value; 100,000,000 authorized, 16,733,192, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively) 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	112	112	131
Additional Paid-in capital	85,332	77,967	169,973
Retained earnings	678,277	618,454	568,050
Total shareholders' equity	778,245	712,047	746,260	566,092
Parent [Member]
Assets
Cash and cash equivalents	23,787	28,980	54,770	734	141
Prepaid expenses	0	574	302
Total current assets	23,787	29,554	55,072
Investment in subsidiary	1	1	1
Total assets	23,788	29,555	55,073
Liabilities and shareholders’ equity
Account payable and accrued liabilities	369	369	369
Due to fellow subsidiaries	62,012	66,017	149
Total current liabilities	62,381	66,386	518
NET CURRENT ASSETS	(38,593)	(36,831)	54,555
Total assets & liabilities	(38,593)	(36,831)	54,555
Shareholders’ equity
Ordinary shares (US$0.001 per value; 100,000,000 authorized, 16,733,192, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively) 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	112	112	131
Additional Paid-in capital	(38,341)	(35,502)	56,505
Retained earnings	(364)	(1,441)	(2,081)
Total shareholders' equity	(38,593)	(36,831)	54,555